PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)

Common Stocks – 56.6% of Net Assets
	Aerospace & Defense – 1.0%
47	Axon Enterprise, Inc.(a)	$5,273
386	Boeing Co. (The)(a)	57,452
61	General Dynamics Corp.	14,428
8	L3Harris Technologies, Inc.	1,858
13	Lockheed Martin Corp.	5,618
68	Moog, Inc., Class A	5,431
9	Northrop Grumman Corp.	3,955
128	Raytheon Technologies Corp.	12,149

		106,164

	Air Freight & Logistics – 0.4%
181	Expeditors International of Washington, Inc.	17,932
15	FedEx Corp.	2,981
83	GXO Logistics, Inc.(a)	4,913
82	United Parcel Service, Inc., Class B	14,758

		40,584

	Airlines – 0.1%
208	Delta Air Lines, Inc.(a)	8,950
680	JetBlue Airways Corp.(a)	7,487

		16,437

	Auto Components – 0.3%
16	Aptiv PLC(a)	1,703
469	BorgWarner, Inc.	17,273
459	Dana, Inc.	6,798
61	Visteon Corp.(a)	6,387

		32,161

	Automobiles – 1.0%
239	Ford Motor Co.	3,384
729	General Motors Co.(a)	27,637
88	Tesla, Inc.(a)	76,627
64	Thor Industries, Inc.	4,899

		112,547

	Banks – 2.8%
338	Ameris Bancorp	14,095
631	Bank of America Corp.	22,514
317	Cadence Bank	7,938
764	Citigroup, Inc.	36,833
291	Citizens Financial Group, Inc.	11,465
138	Cullen/Frost Bankers, Inc.	18,256
113	Fifth Third Bancorp	4,241
1,542	FNB Corp.	17,764
1,075	Fulton Financial Corp.	16,308
641	Huntington Bancshares, Inc.	8,429
289	International Bancshares Corp.	11,499

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
67	JPMorgan Chase & Co.	$7,997
665	KeyCorp	12,841
58	M&T Bank Corp.	9,665
42	PNC Financial Services Group, Inc. (The)	6,976
387	Regions Financial Corp.	8,019
392	Truist Financial Corp.	18,953
448	Trustmark Corp.	12,490
239	U.S. Bancorp	11,606
273	Webster Financial Corp.	13,647
657	Wells Fargo & Co.	28,665
116	Wintrust Financial Corp.	10,129

		310,330

	Beverages – 1.9%
47	Boston Beer Co., Inc. (The), Class A(a)	17,625
297	Coca-Cola Co. (The)	19,189
135	Constellation Brands, Inc., Class A	33,222
1,738	Keurig Dr Pepper, Inc.	65,001
760	Monster Beverage Corp.(a)	65,117
89	PepsiCo, Inc.	15,282

		215,436

	Biotechnology – 1.9%
127	AbbVie, Inc.	18,654
241	Alnylam Pharmaceuticals, Inc.(a)	32,157
61	Amgen, Inc.	14,225
156	Arrowhead Pharmaceuticals, Inc.(a)	6,413
14	Biogen, Inc.(a)	2,904
193	BioMarin Pharmaceutical, Inc.(a)	15,701
276	CRISPR Therapeutics AG(a)	13,695
42	Ligand Pharmaceuticals, Inc.(a)	3,900
69	Moderna, Inc.(a)	9,274
79	Neurocrine Biosciences, Inc.(a)	7,112
132	Regeneron Pharmaceuticals, Inc.(a)	87,002

		211,037

	Building Products – 0.5%
124	Builders FirstSource, Inc.(a)	7,635
47	Carlisle Cos., Inc.	12,190
150	Carrier Global Corp.	5,740
49	Johnson Controls International PLC	2,934
45	Lennox International, Inc.	9,594
100	Masco Corp.	5,269
136	Owens Corning	12,366
89	Trex Co., Inc.(a)	5,179

		60,907

	Capital Markets – 2.9%
17	Ameriprise Financial, Inc.	4,513
659	Bank of New York Mellon Corp. (The)	27,718
10	BlackRock, Inc.	6,247

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
822	Charles Schwab Corp. (The)	$54,523
26	CME Group, Inc.	5,703
67	FactSet Research Systems, Inc.	27,034
104	Goldman Sachs Group, Inc. (The)	31,771
272	Intercontinental Exchange, Inc.	31,500
226	Janus Henderson Group PLC	6,888
478	KKR & Co., Inc.	24,364
31	Moody’s Corp.	9,811
53	Morgan Stanley	4,271
55	MSCI, Inc.	23,169
87	Northern Trust Corp.	8,965
420	SEI Investments Co.	23,402
442	State Street Corp.	29,601
44	Virtus Investment Partners, Inc.	7,795

		327,275

	Chemicals – 0.6%
293	Dow, Inc.	19,485
40	DuPont de Nemours, Inc.	2,637
16	Ecolab, Inc.	2,709
123	HB Fuller Co.	8,204
88	Innospec, Inc.	8,387
16	International Flavors & Fragrances, Inc.	1,941
29	Linde PLC	9,047
105	Minerals Technologies, Inc.	6,679
15	PPG Industries, Inc.	1,920
16	Sherwin-Williams Co. (The)	4,399
60	Stepan Co.	6,127

		71,535

	Commercial Services & Supplies – 0.2%
63	MSA Safety, Inc.	7,603
77	Tetra Tech, Inc.	10,725
131	Viad Corp.(a)	4,290
22	Waste Management, Inc.	3,618

		26,236

	Communications Equipment – 0.3%
29	Arista Networks, Inc.(a)	3,352
150	Ciena Corp.(a)	8,275
293	Cisco Systems, Inc.	14,351
10	F5, Inc.(a)	1,674
84	Lumentum Holdings, Inc.(a)	6,822

		34,474

	Construction & Engineering – 0.2%
252	AECOM	17,781

	Consumer Finance – 1.4%
1,242	Ally Financial, Inc.	49,630
329	American Express Co.	57,480

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
325	Capital One Financial Corp.	$40,501
174	Green Dot Corp., Class A(a)	4,608

		152,219

	Containers & Packaging – 0.1%
50	Ball Corp.	4,058
69	International Paper Co.	3,193
169	WestRock Co.	8,371

		15,622

	Distributors – 0.1%
44	Genuine Parts Co.	5,722

	Diversified Consumer Services – 0.2%
133	Grand Canyon Education, Inc.(a)	12,764
157	Service Corp. International	10,301

		23,065

	Diversified Telecommunication Services – 0.2%
1,972	Lumen Technologies, Inc.	19,838

	Electric Utilities – 0.4%
164	American Electric Power Co., Inc.	16,254
46	Eversource Energy	4,021
83	IDACORP, Inc.	8,730
160	NextEra Energy, Inc.	11,363

		40,368

	Electrical Equipment – 0.6%
32	Acuity Brands, Inc.	5,519
69	Eaton Corp. PLC	10,006
42	Emerson Electric Co.	3,788
59	Hubbell, Inc.	11,526
571	Plug Power, Inc.(a)	12,003
57	Rockwell Automation, Inc.	14,402
717	Sunrun, Inc.(a)	14,326

		71,570

	Electronic Equipment, Instruments & Components – 0.6%
158	Avnet, Inc.	6,898
10	CDW Corp.	1,632
166	Cognex Corp.	11,227
35	Coherent, Inc.(a)	9,377
102	Corning, Inc.	3,589
171	Itron, Inc.(a)	8,170
11	Keysight Technologies, Inc.(a)	1,543
32	Littelfuse, Inc.	7,336
105	TE Connectivity Ltd.	13,102
16	Trimble, Inc.(a)	1,067

		63,941

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – 0.2%
822	Archrock, Inc.	$7,160
89	Baker Hughes Co.	2,761
359	ChampionX Corp.	7,575
122	Schlumberger NV	4,759

		22,255

	Entertainment – 1.3%
54	Activision Blizzard, Inc.	4,082
142	Electronic Arts, Inc.	16,763
215	Netflix, Inc.(a)	40,927
159	Take-Two Interactive Software, Inc.(a)	19,002
500	Walt Disney Co. (The)(a)	55,815
683	Warner Bros Discovery, Inc.(a)	12,397

		148,986

	Food & Staples Retailing – 0.6%
124	BJ’s Wholesale Club Holdings, Inc.(a)	7,980
10	Costco Wholesale Corp.	5,317
69	Kroger Co. (The)	3,723
312	SpartanNash Co.	10,695
391	Sprouts Farmers Market, Inc.(a)	11,652
200	Sysco Corp.	17,096
91	Walgreens Boots Alliance, Inc.	3,858
48	Walmart, Inc.	7,344

		67,665

	Food Products – 0.4%
99	Campbell Soup Co.	4,675
117	Darling Ingredients, Inc.(a)	8,587
75	General Mills, Inc.	5,305
164	Hain Celestial Group, Inc. (The)(a)	5,501
67	Hormel Foods Corp.	3,510
83	Ingredion, Inc.	7,064
21	J.M. Smucker Co. (The)	2,875
37	Kellogg Co.	2,534
21	McCormick & Co., Inc.	2,112
69	Mondelez International, Inc., Class A	4,449

		46,612

	Gas Utilities – 0.2%
287	New Jersey Resources Corp.	12,387
95	ONE Gas, Inc.	8,015

		20,402

	Health Care Equipment & Supplies – 1.0%
5	Align Technology, Inc.(a)	1,450
20	Baxter International, Inc.	1,421
35	Becton Dickinson & Co.	8,652
11	Cooper Cos., Inc. (The)	3,971
5	DexCom, Inc.(a)	2,043
43	Edwards Lifesciences Corp.(a)	4,549

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
7	Embecta Corp.(a)	$213
88	Globus Medical, Inc., Class A(a)	5,827
99	Haemonetics Corp.(a)	5,016
36	Hologic, Inc.(a)	2,592
68	Intuitive Surgical, Inc.(a)	16,272
45	Penumbra, Inc.(a)	7,765
38	STAAR Surgical Co.(a)	2,169
145	STERIS PLC	32,487
14	Stryker Corp.	3,378
58	Tandem Diabetes Care, Inc.(a)	5,596
9	Teleflex, Inc.	2,571

		105,972

	Health Care Providers & Services – 1.8%
30	Amedisys, Inc.(a)	3,829
12	Anthem, Inc.	6,023
61	Centene Corp.(a)	4,914
21	Chemed Corp.	10,319
20	Cigna Corp.	4,936
256	CVS Health Corp.	24,609
83	DaVita, Inc.(a)	8,995
80	Encompass Health Corp.	5,506
303	HCA Healthcare, Inc.	65,009
44	Henry Schein, Inc.(a)	3,568
76	Humana, Inc.	33,787
11	Laboratory Corp. of America Holdings(a)	2,643
222	MEDNAX, Inc.(a)	4,111
23	Quest Diagnostics, Inc.	3,078
224	Select Medical Holdings Corp.	5,065
123	Tenet Healthcare Corp.(a)	8,919

		195,311

	Health Care Technology – 0.6%
399	Allscripts Healthcare Solutions, Inc.(a)	8,244
27	Cerner Corp.	2,528
687	Doximity, Inc., Class A(a)	27,391
134	Veeva Systems, Inc., Class A(a)	24,381

		62,544

	Hotels, Restaurants & Leisure – 1.6%
24	Booking Holdings, Inc.(a)	53,047
15	Expedia Group, Inc.(a)	2,621
162	Hilton Worldwide Holdings, Inc.(a)	25,157
98	Jack in the Box, Inc.	8,111
31	McDonald’s Corp.	7,724
158	Six Flags Entertainment Corp.(a)	6,047
428	Starbucks Corp.	31,946
208	Travel & Leisure Co.	11,540
456	Yum China Holdings, Inc.	19,061

Shares	Description	Value (†)

Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
146	Yum! Brands, Inc.	$17,083

		182,337

	Household Durables – 0.4%
40	DR Horton, Inc.	2,784
255	KB Home	8,270
100	Meritage Homes Corp.(a)	8,255
394	PulteGroup, Inc.	16,453
343	Taylor Morrison Home Corp.(a)	8,983

		44,745

	Household Products – 0.6%
349	Colgate-Palmolive Co.	26,891
122	Kimberly-Clark Corp.	16,937
122	Procter & Gamble Co. (The)	19,587

		63,415

	Independent Power & Renewable Electricity Producers – 0.2%
113	AES Corp. (The)	2,307
282	NextEra Energy Partners LP	18,798
229	Sunnova Energy International, Inc.(a)	3,955

		25,060

	Industrial Conglomerates – 0.3%
82	3M Co.	11,826
200	General Electric Co.	14,910
39	Honeywell International, Inc.	7,547

		34,283

	Insurance – 1.8%
39	Aflac, Inc.	2,234
40	Allstate Corp. (The)	5,062
621	American International Group, Inc.	36,335
42	Chubb Ltd.	8,671
146	First American Financial Corp.	8,513
55	Hanover Insurance Group, Inc. (The)	8,075
451	Hartford Financial Services Group, Inc. (The)	31,539
63	Marsh & McLennan Cos., Inc.	10,187
27	MetLife, Inc.	1,773
73	Prudential Financial, Inc.	7,921
338	Reinsurance Group of America, Inc.	36,274
161	Selective Insurance Group, Inc.	13,260
44	Travelers Cos., Inc. (The)	7,527
127	Willis Towers Watson PLC	27,287

		204,658

	Interactive Media & Services – 2.6%
30	Alphabet, Inc., Class A(a)	68,466
35	Alphabet, Inc., Class C(a)	80,477
562	Meta Platforms, Inc., Class A(a)	112,664
1,410	Pinterest, Inc., Class A(a)	28,933

Shares	Description	Value (†)

Common Stocks – continued
	Interactive Media & Services – continued
27	Twitter, Inc.(a)	$1,323

		291,863

	Internet & Direct Marketing Retail – 1.7%
207	Alibaba Group Holding Ltd., Sponsored ADR(a)	20,098
47	Amazon.com, Inc.(a)	116,825
763	eBay, Inc.	39,615
140	Etsy, Inc.(a)	13,046
280	Qurate Retail, Inc., Class A	1,179

		190,763

	IT Services – 3.2%
18	Accenture PLC, Class A	5,406
53	Automatic Data Processing, Inc.	11,564
198	Block, Inc.(a)	19,709
73	Cognizant Technology Solutions Corp., Class A	5,906
58	Concentrix Corp.	9,134
562	DXC Technology Co.(a)	16,129
356	Fiserv, Inc.(a)	34,859
110	Gartner, Inc.(a)	31,960
131	Global Payments, Inc.	17,944
93	International Business Machines Corp.	12,296
9	Kyndryl Holdings, Inc.(a)	107
123	Mastercard, Inc., Class A	44,696
41	Paychex, Inc.	5,196
285	PayPal Holdings, Inc.(a)	25,060
61	Perficient, Inc.(a)	6,064
26	Shopify, Inc., Class A(a)	11,097
14	VeriSign, Inc.(a)	2,502
437	Visa, Inc., Class A	93,138
45	WEX, Inc.(a)	7,481

		360,248

	Life Sciences Tools & Services – 0.6%
48	Agilent Technologies, Inc.	5,725
42	Danaher Corp.	10,548
108	Illumina, Inc.(a)	32,038
166	NeoGenomics, Inc.(a)	1,569
47	Repligen Corp.(a)	7,390
21	Thermo Fisher Scientific, Inc.	11,611
11	Waters Corp.(a)	3,333

		72,214

	Machinery – 1.3%
88	AGCO Corp.	11,211
41	Caterpillar, Inc.	8,632
42	Chart Industries, Inc.(a)	7,090
77	Cummins, Inc.	14,568
90	Deere & Co.	33,979
39	Illinois Tool Works, Inc.	7,687
145	ITT, Inc.	10,182

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
115	Oshkosh Corp.	$10,631
27	Otis Worldwide Corp.	1,967
188	PACCAR, Inc.	15,613
25	Parker-Hannifin Corp.	6,771
141	Terex Corp.	4,794
124	Toro Co. (The)	9,936

		143,061

	Media – 1.4%
8	Cable One, Inc.	9,330
101	Charter Communications, Inc., Class A(a)	43,277
1,029	Comcast Corp., Class A	40,913
500	Interpublic Group of Cos., Inc. (The)	16,310
154	New York Times Co. (The), Class A	5,901
958	News Corp., Class A	19,026
208	Omnicom Group, Inc.	15,835
74	Paramount Global, Class B	2,155

		152,747

	Metals & Mining – 0.5%
100	Alcoa Corp.	6,780
279	Cleveland-Cliffs, Inc.(a)	7,112
263	Commercial Metals Co.	10,783
37	Newmont Corp.	2,695
17	Nucor Corp.	2,631
59	Reliance Steel & Aluminum Co.	11,697
143	Steel Dynamics, Inc.	12,262

		53,960

	Multi-Utilities – 0.2%
103	Consolidated Edison, Inc.	9,552
42	DTE Energy Co.	5,504
29	Sempra Energy	4,680
27	WEC Energy Group, Inc.	2,701

		22,437

	Multiline Retail – 0.3%
130	Kohl’s Corp.	7,525
308	Macy’s, Inc.	7,444
103	Target Corp.	23,551

		38,520

	Oil, Gas & Consumable Fuels – 2.4%
952	Antero Midstream Corp.	9,777
1,201	APA Corp.	49,157
87	Chevron Corp.	13,630
610	CNX Resources Corp.(a)	12,536
523	ConocoPhillips	49,957
184	Diamondback Energy, Inc.	23,226
493	EOG Resources, Inc.	57,563
271	EQT Corp.	10,772

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
190	Exxon Mobil Corp.	$16,197
273	Kinder Morgan, Inc.	4,955
234	Marathon Oil Corp.	5,831
252	Range Resources Corp.(a)	7,545
955	Southwestern Energy Co.(a)	7,163
37	Valero Energy Corp.	4,125

		272,434

	Paper & Forest Products – 0.1%
86	Louisiana-Pacific Corp.	5,549

	Pharmaceuticals – 1.9%
599	Bristol-Myers Squibb Co.	45,087
61	Jazz Pharmaceuticals PLC(a)	9,773
108	Johnson & Johnson	19,490
253	Merck & Co., Inc.	22,438
470	Novartis AG, Sponsored ADR	41,374
172	Novo Nordisk A/S, Sponsored ADR	19,608
296	Pfizer, Inc.	14,525
803	Roche Holding AG, Sponsored ADR	37,082
269	Viatris, Inc.	2,779
27	Zoetis, Inc.	4,786

		216,942

	Professional Services – 0.4%
80	Equifax, Inc.	16,281
116	Exponent, Inc.	11,114
115	Korn Ferry	7,066
69	ManpowerGroup, Inc.	6,224

		40,685

	Real Estate Management & Development – 0.3%
253	CBRE Group, Inc., Class A(a)	21,009
58	Jones Lang LaSalle, Inc.(a)	12,686

		33,695

	REITs - Apartments – 0.4%
212	American Campus Communities, Inc.	13,710
15	AvalonBay Communities, Inc.	3,412
141	Camden Property Trust	22,121
73	Equity Residential	5,950

		45,193

	REITs - Diversified – 0.6%
686	American Assets Trust, Inc.	25,108
55	American Tower Corp.	13,256
48	Crown Castle International Corp.	8,890
18	Digital Realty Trust, Inc.	2,630
8	Equinix, Inc.	5,753
150	Weyerhaeuser Co.	6,183

		61,820

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – 0.1%
47	Ventas, Inc.	$2,611
55	Welltower, Inc.	4,994

		7,605

	REITs - Hotels – 0.0%
143	Host Hotels & Resorts, Inc.	2,910

	REITs - Mortgage – 0.1%
353	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,116

	REITs - Office Property – 0.5%
1,059	Brandywine Realty Trust	12,359
520	Corporate Office Properties Trust	13,879
361	Douglas Emmett, Inc.	10,635
469	Easterly Government Properties, Inc.	8,934
160	Kilroy Realty Corp.	11,200

		57,007

	REITs - Regional Malls – 0.0%
361	Macerich Co. (The)	4,531

	REITs - Shopping Centers – 0.2%
858	Brixmor Property Group, Inc.	21,776

	REITs - Warehouse/Industrials – 0.1%
86	ProLogis, Inc.	13,785

	Road & Rail – 0.4%
25	Avis Budget Group, Inc.(a)	6,692
14	Canadian Pacific Railway Ltd.	1,025
240	CSX Corp.	8,242
42	Norfolk Southern Corp.	10,831
90	Ryder System, Inc.	6,291
36	Union Pacific Corp.	8,434

		41,515

	Semiconductors & Semiconductor Equipment – 2.6%
78	Advanced Micro Devices, Inc.(a)	6,670
36	Analog Devices, Inc.	5,558
56	Applied Materials, Inc.	6,180
87	Cirrus Logic, Inc.(a)	6,595
59	Enphase Energy, Inc.(a)	9,522
252	First Solar, Inc.(a)	18,403
445	Intel Corp.	19,397
10	Lam Research Corp.	4,658
196	Lattice Semiconductor Corp.(a)	9,416
136	Micron Technology, Inc.	9,274
566	NVIDIA Corp.	104,976
323	QUALCOMM, Inc.	45,120
77	Silicon Laboratories, Inc.(a)	10,388
38	Synaptics, Inc.(a)	5,641
113	Texas Instruments, Inc.	19,238

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
51	Universal Display Corp.	$6,514
87	Wolfspeed, Inc.(a)	7,979

		295,529

	Software – 3.9%
29	Adobe, Inc.(a)	11,482
61	Aspen Technology, Inc.(a)	9,671
261	Autodesk, Inc.(a)	49,402
70	Blackbaud, Inc.(a)	4,061
137	CommVault Systems, Inc.(a)	8,357
25	Fair Isaac Corp.(a)	9,338
318	Microsoft Corp.	88,251
915	NortonLifeLock, Inc.	22,912
1,149	Oracle Corp.	84,336
48	Paylocity Holding Corp.(a)	9,102
63	Qualys, Inc.(a)	8,586
355	Salesforce, Inc.(a)	62,459
76	SPS Commerce, Inc.(a)	9,092
282	Workday, Inc., Class A(a)	58,289

		435,338

	Specialty Retail – 0.9%
214	American Eagle Outfitters, Inc.	3,233
29	Asbury Automotive Group, Inc.(a)	5,328
5	AutoZone, Inc.(a)	9,777
63	Best Buy Co., Inc.	5,666
93	Boot Barn Holdings, Inc.(a)	8,375
57	Five Below, Inc.(a)	8,955
26	GameStop Corp., Class A(a)	3,252
22	Home Depot, Inc. (The)	6,609
28	Lithia Motors, Inc.	7,928
95	Lowe’s Cos., Inc.	18,784
74	TJX Cos., Inc. (The)	4,535
21	Tractor Supply Co.	4,230
11	Ulta Beauty, Inc.(a)	4,365
60	Williams-Sonoma, Inc.	7,829

		98,866

	Technology Hardware, Storage & Peripherals – 0.2%
180	Hewlett Packard Enterprise Co.	2,774
182	HP, Inc.	6,666
119	Seagate Technology Holdings PLC	9,763

		19,203

	Textiles, Apparel & Luxury Goods – 0.5%
53	Crocs, Inc.(a)	3,521
36	Deckers Outdoor Corp.(a)	9,567
31	NIKE, Inc., Class B	3,866
1,426	Under Armour, Inc., Class A(a)	21,903
306	VF Corp.	15,912

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
185	Wolverine World Wide, Inc.	$3,667

		58,436

	Thrifts & Mortgage Finance – 0.1%
198	Mr. Cooper Group, Inc.(a)	8,904

	Trading Companies & Distributors – 0.1%
58	GATX Corp.	5,997

	Water Utilities – 0.1%
36	American Water Works Co., Inc.	5,547
196	Essential Utilities, Inc.	8,773

		14,320

	Wireless Telecommunication Services – 0.2%
188	T-Mobile US, Inc.(a)	23,150

	Total Common Stocks (Identified Cost $6,674,266)	6,324,613

Principal Amount

Bonds and Notes – 4.5%
	Automotive – 0.1%
$ 6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,920
1,000	Lear Corp., 4.250%, 5/15/2029	967
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,656

		9,543

	Banking – 0.7%
5,000	American Express Co., 3.700%, 8/03/2023	5,055
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,758
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,041
3,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	3,004
6,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	5,358
5,000	Citigroup, Inc., 4.600%, 3/09/2026	5,035
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,983
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,956
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,460
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,856

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	$2,969
3,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	2,671
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,803
3,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,949
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,981
4,000	State Street Corp., 2.400%, 1/24/2030	3,592
3,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	2,576
5,000	Truist Bank, 3.200%, 4/01/2024	5,003
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,861

		75,911

	Brokerage – 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,475
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,580

		9,055

	Building Materials – 0.0%
5,000	Owens Corning, 3.950%, 8/15/2029	4,890

	Chemicals – 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	1,009

	Construction Machinery – 0.0%
5,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,885

	Diversified Manufacturing – 0.1%
6,000	3M Co., 3.050%, 4/15/2030	5,632
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,682

		8,314

	Electric – 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,029
6,000	Entergy Corp., 0.900%, 9/15/2025	5,431
3,000	Exelon Corp., 4.050%, 4/15/2030	2,936

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$ 5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$4,271
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,852
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	865
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,919

		23,303

	Environmental – 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,384
1,000	Waste Management, Inc., 2.950%, 6/01/2041	818

		3,202

	Finance Companies – 0.1%
3,000	Ares Capital Corp., 3.250%, 7/15/2025	2,857
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,660

		5,517

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,013

	Food & Beverage – 0.2%
6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	5,465
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,071
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,680
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,636

		17,852

	Government Owned - No Guarantee – 0.1%
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,783

	Health Insurance – 0.1%
5,000	Anthem, Inc., 4.101%, 3/01/2028	4,996
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,578

		9,574

	Healthcare – 0.1%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,026

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$ 1,000	CVS Health Corp., 4.300%, 3/25/2028	$1,004
3,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,909
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,943
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,678

		11,560

	Integrated Energy – 0.1%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,044
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,950
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,892

		14,886

	Life Insurance – 0.0%
1,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,052

	Midstream – 0.0%
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,053

	Mortgage Related – 0.8%
18,643	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	17,033
10,311	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	9,738
5,000	FHLMC, 3.500%, 5/01/2052	4,857
21,823	FNMA, 2.000%, with various maturities in 2051(b)	19,287
20,321	FNMA, 2.500%, with various maturities in 2051(b)	18,575
13,170	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	12,504
6,930	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	6,738
485	FNMA, 4.000%, 3/01/2050	483
560	FNMA, 4.500%, with various maturities in 2049(b)	571

		89,786

	Natural Gas – 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,441

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – 0.1%
$ 5,000	AbbVie, Inc., 3.600%, 5/14/2025	$4,967
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,672
3,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	2,909
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,557

		11,105

	Property & Casualty Insurance – 0.0%
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	905

	Railroads – 0.0%
5,000	CSX Corp., 2.600%, 11/01/2026	4,769

	REITs - Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,828

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,769

	REITs - Office Property – 0.1%
5,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	4,981
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,837
5,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	4,380

		12,198

	REITs - Single Tenant – 0.0%
1,000	Realty Income Corp., 3.400%, 1/15/2028	964
1,000	Spirit Realty LP, 2.700%, 2/15/2032	838

		1,802

	REITs - Warehouse/Industrials – 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,425

	Restaurants – 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,278

	Retailers – 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,920

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – continued
$ 6,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	$5,138

		8,058

	Technology – 0.3%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,917
2,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	1,870
4,000	HP, Inc., 3.000%, 6/17/2027	3,750
3,000	Intel Corp., 2.450%, 11/15/2029	2,715
5,000	International Business Machines Corp., 4.000%, 6/20/2042	4,576
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,793
4,000	Oracle Corp., 2.950%, 5/15/2025	3,870
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,052

		29,543

	Treasuries – 0.8%
6,000	U.S. Treasury Bond, 2.250%, 5/15/2041	5,199
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,433
14,000	U.S. Treasury Bond, 2.875%, 11/15/2046	13,332
14,000	U.S. Treasury Bond, 3.000%, 5/15/2045	13,540
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,878
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,930
21,000	U.S. Treasury Note, 0.375%, 11/30/2025	19,170
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	16,038

		87,520

	Utility Other – 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,780

	Wireless – 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,523

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,621

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – continued
$2,000	AT&T, Inc., 5.250%, 3/01/2037	$2,121
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	5,056

		8,798

	Total Bonds and Notes (Identified Cost $553,286)	498,930

Shares

Exchange-Traded Funds – 8.4%
13,547	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,039,008)	935,691

Mutual Funds – 12.7%
35,283	WCM Focused Emerging Markets Fund, Institutional Class	499,608
44,678	WCM Focused International Growth Fund, Institutional Class	922,158

	Total Mutual Funds (Identified Cost $1,801,307)	1,421,766

Affiliated Mutual Funds – 14.3%
22,160	Loomis Sayles Inflation Protected Securities Fund, Class N	245,755
17,650	Loomis Sayles Limited Term Government and Agency Fund, Class N	193,263
24,640	Mirova Global Green Bond Fund, Class N	223,488
80,934	Mirova International Sustainable Equity Fund, Class N	938,020

	Total Affiliated Mutual Funds (Identified Cost $1,875,527)	1,600,526

Principal Amount

Short-Term Investments – 4.0%
$441,620	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $441,620 on 5/02/2022 collateralized by $367,700 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $328,793; $5,800 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $5,316; $53,400 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $53,632; $61,300 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $63,004 including accrued interest(d) (Identified Cost $441,620)	441,620

	Total Investments – 100.5% (Identified Cost $12,385,014)	11,223,146
	Other assets less liabilities – (0.5)%	(58,709)

	Net Assets – 100.0%	$11,164,437

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $4,726 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,258	$26,764	$12,690	$(31)	$(11,546)	$245,755	22,160	$3,102
Loomis Sayles Limited Term Government and Agency Fund, Class N	189,816	17,328	8,378	(174)	(5,329)	193,263	17,650	430
Mirova Global Green Bond Fund, Class N	221,776	32,196	9,085	(764)	(20,635)	223,488	24,640	3,499
Mirova International Sustainable Equity Fund, Class N	952,881	100,009	185	4	(114,689)	938,020	80,934	—

	$1,607,731	$176,297	$30,338	$(965)	$(152,199)	$1,600,526	145,384	$7,031

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,324,613	$—	$—	$6,324,613
Bonds and Notes*	—	498,930	—	498,930
Exchange-Traded Funds	935,691	—	—	935,691
Mutual Funds	1,421,766	—	—	1,421,766
Affiliated Mutual Funds	1,600,526	—	—	1,600,526
Short-Term Investments	—	441,620	—	441,620

Total	$10,282,596	$940,550	$—	$11,223,146

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	86.1%
Fixed Income	10.4
Short-Term Investments	4.0

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%